Equity (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)
Class of Stock [Line Items]
Maximum leverage ratio to allow distribution to shareholder	0.67
Minimum coverage ratio to allow distribution to shareholder	2.50
Retained earnings / (deficit) | $	$ (2,739.0)	$ (2,844.4)
Common stock, shares authorized | shares	1,500	1,500
Common stock, shares outstanding | shares	1	1
Leverage Ratio	1.32
Accounts Payable, Related Parties, Current | $	$ 11.0	$ 4.8
Non-cash capital contribution | $		40.0	$ 97.1
THE DAYTON POWER AND LIGHT COMPANY [Member]
Class of Stock [Line Items]
Common stock, shares authorized | shares	50,000,000
Common stock, shares outstanding | shares	41,172,173
Other Paid-In Capital [Member]
Class of Stock [Line Items]
Non-cash capital contribution | $	$ 0.0	$ 40.0	$ 97.1